Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 007
Schedule of Asset Held for Investment
Schedule of Asset Held for Investment
RETIREMENT SAVINGS AND EMPLOYEE STOCK OWNERSHIP PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
EIN 41-0222640
Plan Number 007

		Description of Investment
	Identity of Issue,	Including the Maturity Date,
	Borrower, Lessor	Rate of Interest, Collateral,		Current
	or Similar Party	Par or Maturity Value	Cost	Value
(1)	Donaldson Company, Inc. Common Stock Fund	Common Stock	(2)	$210,973,632
(1)	Fidelity Contrafund Pool	Common/Collective Trust	(2)	159,304,101
	Legal & General Russell 3000 Fund	Common/Collective Trust	(2)	75,466,631
	Boston Partners Large Cap Value	Common/Collective Trust	(2)	38,126,237
(1)	Fidelity Managed Income Portfolio II Fund	Common/Collective Trust	(2)	23,793,274
	Schroder U.S. Small Cap Equity Trust	Common/Collective Trust	(2)	17,978,981
	BlackRock Total Return	Common/Collective Trust	(2)	20,209,742
	Hood River Small Cap Growth Fund	Mutual Fund	(2)	26,808,396
(1)	Fidelity Diversified International K6	Mutual Fund	(2)	20,992,349
	Dodge & Cox International	Mutual Fund	(2)	15,342,300
	American Beacon Small Cap Value	Mutual Fund	(2)	8,755,621
(1)	Fidelity Brokeragelink Fund	Participant-directed Brokerage Accounts	(2)	11,691,478
	Vanguard Inflation Protected Fund	Mutual Fund	(2)	7,845,778
	Legal & General MSCI EAFE Fund	Common/Collective Trust	(2)	6,932,159
(1)	Fidelity Government Money Market	Money Market	(2)	101,820
	State Street Target Retirement Income	Common/Collective Trust	(2)	13,122,712
	State Street Target Retirement 2025	Common/Collective Trust	(2)	24,256,830
	State Street Target Retirement 2030	Common/Collective Trust	(2)	49,281,516
	State Street Target Retirement 2035	Common/Collective Trust	(2)	51,782,689
	State Street Target Retirement 2040	Common/Collective Trust	(2)	46,849,076
	State Street Target Retirement 2045	Common/Collective Trust	(2)	29,313,462
	State Street Target Retirement 2050	Common/Collective Trust	(2)	29,452,236
	State Street Target Retirement 2055	Common/Collective Trust	(2)	22,499,407
	State Street Target Retirement 2060	Common/Collective Trust	(2)	13,725,467
	State Street Target Retirement 2065	Common/Collective Trust	(2)	2,782,109
	State Street Target Retirement 2070	Common/Collective Trust	(2)	343,548
				$927,731,551
(1)	Participant Loans	Notes receivable from participants - interest rates from 4.25% to 9.5%, payable through August 2035	$—	$5,033,268

(1)	Denotes party-in-interest.
(2)	Historical cost information is omitted as it is not required by the Department of Labor under the instructions to the Form 5500 for participant-directed accounts.